Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 689	€ 452	€ 455
Less than 1 month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	269	118	169
1 to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	154	161	151
3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	123	87	67
6 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	62	35	12
Later than 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 81	€ 51	€ 56